Cover	Jul. 29, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 29, 2024
Entity File Number	1-5742
Entity Registrant Name	Rite Aid Corporation
Entity Central Index Key	0000084129
Entity Tax Identification Number	23-1614034
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	P.O. Box 3165
Entity Address, City or Town	Harrisburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17105
City Area Code	717
Local Phone Number	761-2633
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false